Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	As of December 31,
	2020	2021
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	134,625	141,313
Motor vehicles	11,701	19,694
Leasehold improvements	29,110	36,791
Total	187,753	210,115
Less: Accumulated depreciation	(150,975)	(163,315)
Property, plant and equipment, net	36,778	46,800